Financial income and expenses - Subscripts (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Borrowings information
Interest expense on debt tender offer		€ 220	€ 41
Interest expense on financial liabilities carried at amortized cost		472
Interest expense on bonds and loans payable	€ 105	391	234
Interest expense on financing components of other contracts	162	81
Interest expenses such as cost relating sale of receivables	66
Interest expense on change to uncertain tax positions		69
Charge on sale of certain financial assets		32
Distributions	9	172	85
Impairment charges	€ 55	210	17
6.50% Senior Notes
Borrowings information
Debt redeemed | $				$ 300
Stated interest rate	6.50%			6.50%	6.50%
6.45% Senior Notes
Borrowings information
Debt redeemed | $				$ 1,360
Stated interest rate	6.45%			6.45%	6.45%
6.75% Senior Notes
Borrowings information
Debt redeemed					€ 500
Stated interest rate	6.75%			6.75%	6.75%
5.375% Senior Notes
Borrowings information
Debt redeemed | $				$ 1,000
Stated interest rate	5.375%			5.375%	5.375%
Alcatel Lucent Usa Inc Notes 4.625%
Borrowings information
Debt redeemed | $						$ 650
Stated interest rate						4.625%
Alcatel Lucent Usa Inc Notes 8.875%
Borrowings information
Debt redeemed | $						$ 500
Stated interest rate						8.875%
Alcatel Lucent Usa Inc Notes 6.750%
Borrowings information
Debt redeemed | $						$ 700
Stated interest rate						6.75%
Private Venture Funds
Borrowings information
Distributions		80	66
Impairment charges		34	€ 108
Nokia Shanghai Bell Co., Ltd
Borrowings information
Expense (income) due to change in fair value of financial liability		(64)
IFRS 9 and 15
Borrowings information
Interest expense on bonds and loans payable		391
Interest expense on financing components of other contracts		€ 81
Expenses for financing components from customer and other contracts	€ 58